Stock-based Compensation - Summary of Stock Options for Activity (Details) - Equity Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Options for Activity [Line Items]
Number of Options, Outstanding balance	3,307,849	1,617,266
Weighted Average Exercise Price, Outstanding balance	$ 1.45	$ 1.1
Weighted Average Remaining Contractual Term (In Years), Outstanding balance	5 years 8 months 8 days	6 years 1 month 28 days	6 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding balance	$ 37,188	$ 1,539
Number of Options, Exercised	(49,747)	(93,455)
Weighted Average Exercise Price, Exercised	$ 0.78	$ 0.95
Aggregate Intrinsic Value, Exercised	$ 962
Number of Options, Forfeited	(2,018)	(165,248)
Weighted Average Exercise Price, Forfeited	$ 1.69	$ 1.28
Number of Options, Outstanding balance	3,256,084	3,307,849	1,617,266
Weighted Average Exercise Price, Outstanding balance	$ 1.46	$ 1.45	$ 1.1
Weighted Average Remaining Contractual Term (In Years), Outstanding balance	5 years 8 months 8 days	6 years 1 month 28 days	6 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding balance	$ 110,291	$ 37,188	$ 1,539
Number of Options, Exercisable or Vested	1,935,015	1,818,510
Weighted Average Exercise Price, Exercisable or Vested	$ 1.28	$ 1.23
Weighted Average Remaining Contractual Term (In Years), Exercisable or Vested	5 years 1 month 20 days	5 years 4 months 20 days
Aggregate Intrinsic Value, Exercisable or Vested	$ 65,887	$ 20,841
Number of Options, Granted		1,949,286
Weighted Average Exercise Price, Granted		$ 1.7
Number of Options, Unvested		1,489,339
Weighted Average Exercise Price, Unvested		$ 1.71
Aggregate Intrinsic Value, Unvested		$ 16,347
Weighted Average Remaining Contractual Term (In Years), Unvested		7 years 1 month 2 days